Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Tax reconciliation
Total tax expense (income)	€ 92,265,000	€ 261,232,000	€ 193,209,000	€ 345,466,000